Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,
	2023	2024
	RMB	RMB

Building	191,743	300,909
Leasehold improvements	29,966	30,042
Electronic equipment	9,846	12,587
Furniture and office equipment	5,577	6,001
Vehicles	1,617	2,279
Computer software	3,473	3,473
Subtotal	242,222	355,291
Less: accumulated depreciation and amortization	(47,633)	(55,550)
Property and equipment, net	194,589	299,741